Other Income	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Other Income
33	OTHER INCOME
Other income for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Income from operating leases	¥214	¥215	¥37,386
Income related to IT solution services	44,533	19,453	16,025
Gains on disposal of property, plant and equipment, and other intangible assets	9,774	3,218	1,213
Reversal of impairment losses of investments in associates and joint ventures (1)(2)	104,083	6,053	1,674
Gains on step acquisition of subsidiaries	—	—	1,089
Others	72,338	76,778	54,821

Total other income	¥230,942	¥105,717	¥112,208

(1)
For the fiscal year ended March 31, 2026, the Group recognized a reversal of impairment losses of ¥40,971 million on investments in associates and joint ventures, due to the increase in the stock price of its equity-method associate, Vietnam Prosperity Joint-Stock Commercial Bank.

(2)
For the fiscal year ended March 31, 2026, the Group recognized a reversal of impairment losses of ¥39,383 million, on investments in associates and joint ventures, VPBank SMBC Finance Company Limited, due to the increase in the recoverable amount as determined by the value in use calculation.